Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

(a)	Basis of Presentation
The Group’s consolidated financial statements as of December 31, 2020 and 2021 and during the years ended December 31, 2019, 2020 and 2021 are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and related disclosures. Actual results may differ from those estimates. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(b)	Basis of Consolidation
Consolidation through contractual agreements:
The consolidated financial statements include the financial information of the Company, its wholly-owned subsidiaries and its VIEs and VIEs’ subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.
Applicable PRC laws and regulations currently limit foreign ownership of companies that provide value-added telecommunication businesses. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in the provisions of value-added telecommunication services. The Group therefore operates its business, primarily through the VIEs and the subsidiaries of the VIEs.

The Company, through its WFOE, entered into a series of contractual arrangements (the “VIE agreements”) with the VIEs and their respective shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs.
Agreements that provide the Group effective control over the VIEs include:
Power of Attorney:
Pursuant to the power of attorney signed between each of the shareholders of the VIEs and the WFOE, each shareholder irrevocably appointed the WFOE as its attorney-in-fact
to exercise on each shareholder’s behalf all rights that each shareholder has in respect of its equity interest in the VIEs (including but not limited to executing the exclusive right to the voting rights and the right to appoint directors and executive officers of the VIEs). The shareholders cannot revoke the authorization and entrustment as long as the shareholders remain a shareholder of the VIEs. The power of attorney will remain in force as long as the shareholders remain shareholders of the VIEs.
Executive Call Option Agreements:
Pursuant to the exclusive call option agreement entered into between each of the shareholders of the VIEs and the WFOE, the shareholders irrevocably granted the WFOE a call option to request the shareholders to transfer or sell any part or all of its equity interests in the VIEs, to the WFOE, or their designees. The purchase price of the equity interests in the VIEs shall be equal to the higher of Renminbi 1 or the minimum price required by PRC law or an amount equal to the registered capital contributed by the relevant shareholder. Without the WFOE’s prior written consent, the VIEs and their shareholders shall not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, issue any additional equity or right to receive equity, provide any loans, distribute dividends in any form.
Loan Agreements:
Pursuant to the loan agreements entered into between the WFOE and each of the shareholders of two VIEs (including Zongqing Xiangqian and Beijing Zhuiqiu Jizhi Technology Co., Ltd.), the WFOE extended loans to the shareholders of the two VIEs who had contributed the loan principals to the relevant VIEs mainly as registered capital. The shareholders of the two VIEs may repay the loans only by transferring their respective equity interests in the VIEs to WFOE or its designated person(s) pursuant to the exclusive option agreements. These loan agreements will remain effective until the date of full performance by the parties of their respective obligations thereunder.
Equity Interest Pledge Agreements:
Each shareholder of the VIEs has also entered into an equity pledge agreement with the WFOE, pursuant to which each shareholder pledged his/her interest in the WFOE to guarantee the performance of obligations of the WFOE and its shareholders under the exclusive business cooperation agreement, exclusive call option agreement, and power of attorney. If the VIEs or any of the shareholders breach their contractual obligations, the WFOE will be entitled to certain rights and interests regarding the pledged equity interests including the right to dispose the pledged equity interests. None of the shareholders shall, without the prior written consent of the WFOE, assign or transfer to any third party, create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIEs. This agreement is not terminated until all of the agreements under the power of attorney, exclusive call option agreement and the exclusive business cooperation agreement are fully performed.
Exclusive Business Cooperation Agreements:
Pursuant to the exclusive business cooperation agreement entered into by the WFOE and the VIEs, the WFOE provides exclusive technical support and consulting services in return for fees based on 100% of the VIE’s total consolidated profit, which is adjustable at the sole discretion of the WFOE.
Without the WFOE’s consent, the VIEs cannot procure services from any third party or enter into similar service arrangements with any other third party, except for those from the WFOE.
Spouse Consent letters:
The spouse of each shareholder of the VIEs has entered into a spouse consent letter to acknowledge that he or she consents to the disposition of the equity interests held by his or her spouse in the VIEs in accordance with the exclusive option agreement, the power of attorney and the equity pledge agreement regarding the VIE structure described above, and any other supplemental agreement(s) may be consented by his or her spouse from time to time. Each such spouse further agrees that he or she will not take any action or raise any claim to interfere with the arrangements contemplated under the above mentioned agreements. In addition, each such spouse further acknowledges that any right or interest in the equity interests held by his or her spouse in the VIEs do not constitute property jointly owned with his or her spouse and each such spouse unconditionally and irrevocably waives any right or interest in such equity interests.
These contractual arrangements allow the Company, through its WFOE, to effectively control the VIEs, and to derive substantially all of the economic benefits from them. Accordingly, the Company has consolidated the VIEs.
The Group believes that the contractual arrangements with the VIEs are in compliance with PRC laws and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke or refuse to grant or renew the Group’s business and operating licenses;

•	restrict or prohibit related party transactions between the wholly-owned subsidiaries of the Group and the VIEs;

•	impose fines, confiscate income or other requirements which the Group may find difficult or impossible to comply with;

•	require the Group to alter, discontinue or restrict its operations;

•	restrict or prohibit the Group’s ability to finance its operations;

•	place restrictions on the Group’s right to collect revenues;

•	shut down the Group’s servers or blocking the Group’s app/websites; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.
The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in the deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC laws and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and their subsidiaries are eliminated in the balances presented
below:

	As of December 31,
	2020	2021
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	755,941	731,189
Restricted cash	253,557	667,664
Short-term investments	274,390	351,451
Accounts receivable	536,644	635,235
Current contract assets	824,544	563,611
Other current assets	620,710	316,489

Total current assets	3,265,786	3,265,639

Non-current assets
Non-current contract assets	24,006	29,889
Intangible assets, net	49,406	53,202
Deferred tax assets	—	11,840
Other non-current assets	33,828	57,154

Total non-current assets	107,240	152,085

Total assets	3,373,026	3,417,724

LIABILITIES
Current liabilities
Insurance premium payables	607,326	685,028
Deferred revenue	22,017	803
Accrued expenses and other current liabilities	447,211	413,438
Current lease liabilities	10,594	16,452

Total current liabilities	1,087,148	1,115,721

Total non-current liabilities	233,501	26,047

Total liabilities	1,320,649	1,141,768

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating revenue, net	1,510,965	3,013,546	3,193,807
Net income/(loss)	20,477	233,434	(505,603)
Net cash used in operating activities	(381,917)	(301,869)	(240,527)
Net cash provided by/(used in) investing activities	75,528	(277,521)	(99,240)
Net cash used in financing activities	(19,190)	—	—
There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and which can only be used to settle the VIEs’ obligations. No creditors (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.
Mutual Aid Platform:
The Group, as a manager and a fiduciary of the plan, operated a mutual aid platform, which consisted of several mutual aid plans that provided its participants with health protection against different types of illnesses.
The Group did not consolidate the plans as it determined that those plans did not meet the definition of a legal entity. The plans required contributions from its participants which accumulated and served as a reserve pool of protection. Contributions from participants were not recorded in the Group’s consolidated balance sheets as they were maintained in a custodian account, separated from the Company’s own bank accounts and could not be used for any other purposes other than to reimburse the related medical expenses of the participants.
The Company terminated its Waterdrop Mutual Aid business at the end of March 2021.

(c)	Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates reflected in the Group’s financial statements are estimates and judgments applied in the consolidation of the VIEs, revenue recognition, realization of deferred tax assets, allowance for doubtful account, valuation of ordinary shares and warrants, and valuation of share- based compensation arrangements. Actual results could differ from such estimates.

(d)	Comprehensive Income and Foreign Currency Translation
The Group’s operating results are reported in the consolidated statements of comprehensive loss and consist of two components: net loss and other comprehensive income/(loss) (“OCI”). The Group’s OCI is comprised of gains and losses resulting from translating foreign currency financial statements of entities, of which the functional currency is other than the RMB which is the reporting currency of the Group, and unrecognized gains and losses from available for sale investments, net of related income taxes, where applicable. Such subsidiaries’ assets and liabilities are translated into RMB at period-end
exchange rates, and revenues and expenses are translated at the average exchange rates prevailing during the period. Adjustments that result from translating amounts from a subsidiary’s functional currency to the RMB (as described above) are reported net of tax, where applicable, in accumulated OCI in the consolidated balance sheets.

(e)	Convenience Translation
The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars (“US$” or “USD”) using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ deficit and cash flows from RMB into USD as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.3726, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2021, or at any other rate.

(f)	Cash and Cash Equivalents
Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which have original maturities less than three months. The Group considers all highly liquid investments with stated maturity dates of three months or less from the date of purchase to be cash equivalents.

(g)	Restricted Cash
Restricted cash mostly include premiums received from certain insured collected by the Group in a fiduciary capacity until disbursed to the appropriate insurance companies and amounted to RMB 243,557 and RMB 657,464 as of December 31, 2020 and 2021. Restricted cash also included guarantee deposits required by China Banking and Insurance Regulatory Commission in order to protect from insurance premium appropriation by the insurance broker and guarantee deposit related to foreign exchange settlement contracts.

(h)	Short-term Investments
Short-term investments include wealth management products, which are mainly deposits with fixed
interest rates placed with financial institutions and are restricted as to withdrawal and use. Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the securities to maturity, and are recorded at amortized cost. The original maturities of the short-term investments are less than twelve months.
Investment products not classified as trading or as held-to-maturity are classified as available-for-sale debt securities, which are reported at fair value, with unrealized gains and losses recorded in “Accumulated other comprehensive (loss) / income” on the consolidated balance sheets. Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

(i)	Accounts Receivable
Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable mainly represent brokerage commission fees and technical service fees receivable from insurance companies.

The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses over the Group’s existing accounts receivable balance. The Group determines the allowance based on historical write-off
experience. The Group reviews its allowance for doubtful accounts regularly.

(j)	Fair Value Measurement
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1—inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

•
Level 2—inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•
Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair value are therefore determined using model based valuation techniques that include option pricing models, discounted cash flow models, and similar techniques.

(k)	Financial Instruments
The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, available for sale investments, held to maturity investments, accounts receivable, other receivable, insurance premium payables, other current liabilities and amount due from/to related parties. As of December 31, 2020 and 2021, the carrying values of cash and cash equivalents, restricted cash, held to maturity investments, accounts receivable, other receivable, insurance premium payables, other current liabilities and amount due from/to related parties approximated their fair values due to the short term maturities of those instruments. Available-for-sale investments and share-based compensation liabilities are recorded at fair value in the consolidated financial statements.

(l)	Property, Equipment and Software, Net
Property, equipment and software are stated at cost. Depreciation is calculated using the straight line method over the following estimated useful lives, taking into account the residual value, if any. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	5 years	5%
Computer and electronic equipment	3 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil
Software	10 years	Nil

(m)	Intangible Assets, Net
Intangible assets with an indefinite useful life represent the insurance brokerage license, insurance adjusting license, insurance agency license and medical institution license. Intangible assets with an indefinite life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.
Intangible assets with finite lives represent purchased trademark and software copyright. These intangible assets are amortized on a straight line basis over their estimated useful lives of the respective assets, which is 10 years.
The Group compares the carrying amount of intangible assets with finite lives against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.

Impairment for intangible assets were
 RMB
nil,
 RMB
nil and RMB 717 for the years ended December 31, 2019, 2020 and 2021, respectively.

(n)	Asset Acquisition
When the Company acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets’ carrying amounts on the Company’s financial statements. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair value and does not give rise to goodwill.

(o)	Long-Term Investments
The Group’s long-term investments consist of equity securities without readily determinable fair value and equity method investments.
i. Equity securities without readily determinable fair value
The Group accounts for equity investments that do not have a readily determinable fair value under the measurement alternative prescribed within Accounting Standards Update (“ASU”)
2016-01,
Recognition and

Measurement of Financial Assets and Financial Liabilities, to the extent such investments are not subject to consolidation or the equity method. Under the measurement alternative, these financial instruments are carried at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. In addition, income is recognized when dividends are received only to the extent they are distributed from net accumulated earnings of the investee. Otherwise, such distributions are considered returns of investment and are recorded as a reduction of the cost of the investment. The Group recorded
 RMB
nil,
 RMB
nil and RMB 784 impairment on its equity securities without readily determinable fair value during the years ended December 31, 2019, 2020 and 2021, respectively.
ii. Equity method investments
Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. The Group also uses the equity method of accounting for its investments in variable interest entity where the Group is not considered the primary beneficiary but holds significant influences. Under the equity method of accounting, the Group’s share of the earnings or losses of the investee company, impairments, and other adjustments required by the equity method are reflected in “share of results of equity method investee” in the consolidated statements of comprehensive loss.
An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary. The Group estimated the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The Group did not record any impairment on its equity method investments during the years ended December 31, 2019, 2020 and 2021.

(p)	Short-Term Borrowings
Short-term borrowings represent the Group’s borrowings from commercial banks for the Group’s working capital. Short-term borrowings includes borrowings with maturity terms shorter than one year.

(q)	Insurance Premium Payables
Insurance premium payables are insurance premiums collected from insurance policyholder on behalf of insurance companies but not yet remitted to the insurance companies as of the balance sheet dates.

(r)	Share-Based Compensation
Equity classified share option awards
Share-based payment transactions with employees (including management), such as share options, are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expenses over the requisite service period of the award using the straight line method for all employee equity awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date fair value of the options that are vested at that date. The Group elects to recognize forfeitures when they occur.
Liability-classified share option awards
Awards accounted for under ASC
718-Compensation-Stock
Options (“ASC 718”), with a repurchase feature that is probable for the grantor to prevent the grantee from bearing the risks and rewards of ownership for a reasonable period of time from the date the options vested, are required to be classified as liabilities. Upon termination of a grantee’s continuous services within the vesting period, the Group has a right (but not the obligation) to repurchase the vested options at a price no more than the fair value of the awards, which was automatically terminated upon initial public offering. As such, it is probable that Group would prevent the grantee from bearing the risks and rewards of ownership for a reasonable period of time from the date the options were vested.
Upon an employee’s termination prior to the initial public offering in May 2021, the Group reclassifies any vested awards held by the employees into liability as the repurchase price is below fair value. The Group subsequently measures the liability awards at fair value at each reporting date until the initial public offering, with changes in fair value recognized as compensation expense. The repurchase feature expired upon the initial public offering in May 2021, thus the awards were reclassified from liability to equity, and a corresponding increase in fair value in additional paid-in capital, upon the initial public offering.

(s)	Revenue recognition
Insurance Brokerage Services
The Group provides insurance brokerage services distributing various health and life insurance policies on behalf of insurance companies (its customers). As an agent of the insurance company, the Group sells insurance policies on behalf of the insurance company and earns brokerage commissions determined as a percentage of premiums paid by the policyholder. The Group has identified its promise to sell insurance policies on behalf of an insurance company as the performance obligation in its contracts with the insurance companies. The Group’s performance obligation to the insurance company is satisfied and commission revenue is recognized at the point in time when an insurance policy becomes effective. The Group also provides policyholder inquiry (call center) services which is considered administrative in nature that transfers minimal benefit to the customer. Additionally, certain contracts with insurance companies include a promise to provide certain services to the insurance company such as information gathering and payment collection. The Group has concluded that such services are immaterial in the context of the contract. The Group accrues the costs of providing such services when the related revenue is recognized (i.e., when an insurance policy becomes effective).
The term for short-term health insurance policies sold by the Group is typically 12 months, while the term for long-term health and life insurance policies sold by the Group typically ranges from 6 to 30 years. The insurance company pays the Group a commission either upfront or in monthly or annual instalments based on the underlying cash flows of the insurance policy (i.e., payments of the related premiums for the insurance policy purchased). The Group’s contract terms can give rise to variable consideration due to the nature of its commission structure (e.g., policy changes or cancellations).
The Group determines the transaction price of its contracts by estimating commissions that the entity expects to be entitled to over the premium collection term of the policy based on historical experience regarding premium retention and assumptions about future policyholder behaviour and market conditions. Such estimates are ‘constrained’ in accordance with ASC 606, that is, the Group uses the expected value method and only includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized for such transactions will not occur.
Beginning in November 2019, for certain long-term insurance policies sold, the Group is also entitled to a performance bonus from insurance companies if the retention rate for a certain period exceeds a predetermined percentage. As the consideration for the bonus is contingent on the occurrence (or non-occurrence) of a future event, the bonus represents variable consideration. Consistent with the policy described above, the Group uses the expected value method to estimate the variable consideration and may constrain the estimate to the extent that it is probable that a significant reversal of revenue in the future will not occur.
Management of Mutual Aid Platform
The Group, as a manager and a fiduciary of the plan, operated a mutual aid platform, which consisted of several mutual aid plans that provided its participants (who are the Group’s customer) with health protection against different types of critical illnesses.
Prior to March 2019, the Group had provided plan managing services free of charge. Beginning in March 2019, the Group charged a management fee calculated as a fixed percentage of each approved payout. The Group’s managing services primarily comprised daily payout processing activities that were substantially the same and had the same pattern of transfer to the customer. As such, the Group has identified a single performance obligation, a series of distinct services, related to the mutual aid platform managing services in its contracts, which was satisfied overtime. The transaction price represented variable consideration in its entirety. The Group determined that the variable consideration related specifically to the Group’s efforts to perform and transfer payout processing services during the period, which were distinct from the services the Group provided in other periods. Therefore, as the payout processing services were performed, the variable consideration earned during the period was allocated to those services and recognized in the period control transfers.
Participants also had a choice to upgrade their plan. The upgraded plan provided them with additional protection and further reimbursements if the illness was cancer-related and the payout from the basic plan was insufficient. Under this plan, the Group also assigned a dedicated service representative to the participant during the membership period. The Group charged an annual membership fee at the beginning of each period. The Group determined that the nature of the membership service was a stand-ready obligation to provide management services to the participants of this plan as well as continuous and dedicated customer service representatives and accordingly, the Group recognized the membership fee ratably over the membership period after the waiting period, described below, ends.
Both the basic and the upgraded mutual plans included a waiting period before any new participant could submit a claim for reimbursements. During that period, any membership fee received from the upgraded plan was refundable and was recorded in accrued expenses and other current liabilities in the consolidated balance sheet.
Starting from March 2021, with the cessation of the Waterdrop Mutual Aid operation, the corresponding management fee income was no longer be a revenue stream. As part of the transition, the Group voluntarily offered to cover participants’ eligible medical expense during the transition period using its own cash. To further attract plan participants to migrate as potential insurance policyholders to its insurance marketplace, the Group also voluntarily offered a one-year complementary health insurance policy for each participant with a similar coverage enjoyed under the original mutual aid plan. The additional medical expense coverage payout made by the Group and the premium cost of the one-year insurance were accounted for as a reduction of management fee revenue previously recognized for each participant to the extent of the cumulative amount earned until March 26, 2021. Any portion in excess was recorded as an expense.
Technical Services
The Group provides various technical services to certain insurance companies through its customer relationship management system and customer behavioural analysis system. Under these arrangements, the Group provides customer relationship maintenance, customer complaint management and claim review services for insurance companies. The Group has identified itself as a principal in these transactions. Consideration received for technical services reflects stand-alone selling prices and are settled monthly based on standard unit prices and service volumes rendered during the period. Revenue is recognized over time as the insurance companies are simultaneously receiving and consuming the benefits of those services.
As part of the technical services offering, the Group also provides marketing services to certain companies on its various website channels and mobile apps, including pay for performance marketing services whereby customers are charged based on effective clicks on their product information, and display advertising services that allow customers to place advertisements on various websites or mobile apps. The Group recognizes revenues from pay for performance marketing services based on effective clicks, and recognizes revenues from display advertising services based on the number of articles published or the number of times that the advertisement has been displayed. Revenues from both types of transactions are recorded at a point in time when a user clicks on the product information or the advertisement has been displayed.
The Group also provides technical services to selected insurance brokerage or agency companies where the Group allows other insurance brokerage or agency companies to use its customer relationship management (“CRM”) system without taking possession of its software. The Group has determined that the insurance brokerage or agency companies are its customers. Consideration received for such services include monthly fees that provide other insurance brokerage or agency companies with access to the Group’s CRM system. The related revenue is recognized overtime over the contract term. In addition, the Group further refers potential users to other insurance brokerage or agency companies and is entitled to a variable consideration calculated as a percentage of the first two-year’s
policy premiums to be received by the insurance brokerage or agency companies for insurance policies sold through the Group’s CRM system. The Group recognizes the referral revenue at a point in time when the insurance policy becomes effective as the Group has no further obligation to the insurance brokerage or agency companies after the initial sale of a policy. The Group estimates the services fee that it expects to be entitled to over the first two-year
of the long-term insurance policy and such estimates are ‘constrained’ in accordance with ASC 606.
Other Revenues
Other revenues mainly include commission revenue from online sale of agriculture products and health products, and membership fee from Waterdrop Medicine. The Group’s performance obligation under these contracts is to arrange for the provision of the specified goods or services by those third-party merchants. Revenue is recognized for the net amount of consideration the Group is entitled to retain in exchange for its services at a point in time upon successful sales. The Group recognized the membership fee ratably over the membership period.
Disaggregation of revenues
The following table provides further disaggregation by types and timing of revenues recognized:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating revenue
Insurance brokerage income
Short-term insurance brokerage income	1,134,984	2,045,191	2,037,677
Long-term insurance brokerage income	173,192	650,129	789,790

Subtotal	1,308,176	2,695,320	2,827,467

Management fee income	142,683	109,828	2,745
Technical service income	51,705	194,130	243,542
Other revenues	8,401	28,670	132,160

Total	1,510,965	3,027,948	3,205,914

Deferred Revenue
As of December 31, 2020, the Group’s deferred revenue
of
RMB 22,017 was mainly related to the membership fees received for the Group’s upgraded mutual plan for which revenue recognition criteria have not been met. The Group recognized as revenue its entire deferred revenue balance as of December 31, 2020 in the year ended December 31, 2021.
Starting from March 2021, with the cessation of the Waterdrop Mutual Aid operation, no deferred revenues related to the Group’s upgraded mutual plan were recognized. As of December 31, 2021, the Group’s deferred revenue amounted to RMB 803 derives from other revenue stream, which is immaterial.
Value Added Tax
The Group is subject to Value Added Taxes (“VAT”) at the rate of 3% or 6%, depending on whether the entity is a general tax payer or small scale tax payer, and the related surcharges on revenue generated from providing services. VAT are reported as a deduction to revenue when incurred and amounted to RMB 71,276, RMB 229,209 and RMB 309,891 for the years ended December 31, 2019, 2020 and 2021, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.
Value added tax recoverable represents amounts paid by the Group for purchases. The amounts were recorded as current assets considering they are expected to be deducted from future value added tax payables arising on the Group’s revenues which it expects to generate in the future.
Contract assets
Contract assets are recorded for arrangements when the Group has provided the insurance brokerage services but for which the related payments are not yet due. Contract assets are attributable to the brokerage commission that is contingent upon the future premium payment of the policy holders and retention based bonus.
Contract assets are stated at the historical carrying amount net of write offs and allowance for uncollectible accounts. When contract assets are assessed for impairment, the Group uses estimates based on the historical experience. The historical data is adjusted on the basis of the relevant observable data that reflects current economic conditions.
Contract assets as of December 31, 2020 and 2021 are as follows. The contract asset balance as of December 31, 2020 and 2021 includes immaterial adjustment to the estimate of the transaction price for performance obligation satisfied during the years ended December 31, 2019 and 2020.

	December 31, 2020	December 31, 2021
	RMB	RMB
Contract assets	848,550	593,500
Less: Allowance for uncollectible accounts	—	—

Total	848,550	593,500

(t)	Operating cost
Operating costs primarily consist of (i) payroll and related expenses for insurance agents, consultants and employees involved in the payout investigation function for mutual aid plans and customer service personnel, (ii) payout investigation cost of mutual aid plans, which is in the form of service fees paid to third-party investigation companies, (iii) transaction fees charged by third-party payment platforms related to insurance brokerage service and management of mutual aid plan, (iv) charges for the usage of the server and cloud service incurred for operational support of the platforms, and the associated expenses of facilities and equipment, such as depreciation expenses, rental and others attributed to the Group’s principal operations, and (v) cost of medical expenses and cost of one-year health insurance coverage related to the termination of the mutual aid plans.

(u)	Sales and Marketing Expenses
Sales and marketing expenses primarily consist of (i) marketing expenses for user acquisition and brand building, (ii) payroll and related expenses for employees involved in selling and marketing functions, as well as the associated expenses of facilities and equipment, such as depreciation expenses, rental and others, and (iii) promotional rewards to policy holders, which mainly include gift insurance products, medical green channel services and gift physical examination services.
In order to attract new users, promote services, improve users’ activities as well as expand the overall coverage and participation of users on its platform, the Group conducts user promotions through different types of incentives including the gift insurance products, medical green channel services and gift physical examination services. Such marketing and promotion benefits are given to users for free and are recorded in sales and marketing expenses.

(v)	Research and Development Expenses
Research and development expenses primarily consist of (i) payroll and related expenses for employees involved in platform and new function development and significant improvement, (ii) charges for the usage of the server and cloud service incurred to support research, design and development activities by research and development personnel, as well as the associated expenses of facilities and equipment, such as depreciation expenses, rental and others. The Group has expensed all research and development expenses when incurred.

(w)	Taxation
Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not
that a portion of or all of the deferred tax assets will not be realized.
The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than- not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

(x)	Net Loss Per Share
Basic net loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
The Group’s convertible redeemable participating preferred shares are participating securities as they participate in undistributed earnings on an as-if
converted basis. The Group determined that the nonvested restricted shares owned by the Founder and management team are participating securities as the holder of these nonvested restricted shares have nonforfeitable rights to receive dividends with all ordinary shares but these nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Group’s loss. Accordingly, the Group uses the two-class
method, whereby undistributed net loss for the period is allocated to ordinary shares only because the convertible redeemable participating preferred shares and nonvested restricted shares owned by the Founder are not contractually obligated to share the loss.
Diluted net loss per ordinary share reflects the potential dilution that would occur if securities were exercised or converted into ordinary shares. The Group has participating convertible redeemable preferred shares, restricted shares and share options which could potentially dilute basic net loss per ordinary share in the future. Diluted net loss per ordinary share is computed using the two-class
method or the
as-if-converted
method, whichever is more dilutive.

(y)	Leases
The Group leases offices in different cities in the PRC under operating leases. The Group determines whether an arrangement constitutes a lease at inception and records lease liabilities and right-of-use
assets (“ROU”) on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on its incremental borrowing rate, as the rates implicit in its leases are not determinable. The Group’s incremental borrowing rate is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use
assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to three years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.
The Group has made an accounting policy election to exempt leases with an initial term of 12 months or less without a purchase option that is likely to be exercised from being recognized on the balance sheets. Payments related to those leases continue to be recognized in the consolidated statements of comprehensive loss on a straight line basis over the lease term.
(z)	Significant Risk and Uncertainties
Currency Risk
The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The cash and cash equivalents and restricted cash of the Group included aggregate amounts of RMB 1,018,758, and RMB 1,406,313, which were denominated in RMB at December 31, 2020 and 2021, respectively, representing 76.98% and 94.68% of the cash and cash equivalents and restricted cash at December 31, 2020 and 2021, respectively.
Concentration of Credit Risk
Details of the customers accounting for 10%
or more of operating revenue, net are as follows:

	Year Ended December 31,
	2019		2020		2021
	RMB	%	RMB	%	RMB	%
Customer A	667,376	44.17%	602,985	19.91%	240,650	7.51%
Customer B	331,533	21.94%	753,456	24.88%	457,995	14.29%
Customer C	52,754	3.49%	335,514	11.08%	367,434	11.46%

	1,051,663	69.60%	1,691,955	55.87%	1,066,079	33.26%

Details of the customers which accounted for 10% or more of accounts receivable and contract assets are as follows:

	As of December 31,
	2020		2021
	RMB	%	RMB	%
Customer A	258,060	18.59%	134,292	10.85%
Customer B	411,637	29.65%	190,284	15.38%
Customer C	118,887	8.56%	109,676	8.86%

	788,584	56.80%	434,252	35.09%

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.
The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

(aa)	Recent Accounting Pronouncements not yet adopted
In June 2016, the FASB issued ASU
2016-13,
Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019 for issuers and December 15, 2020 for non-issuers.
Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. In May 2019, the FASB issued ASU
2019-05,
Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief. This update adds optional transition relief for entities to elect the fair value option for certain financial assets previously measured at amortized cost basis to increase comparability of similar financial assets. The updates should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified retrospective approach). In November 19, 2019, the FASB issued ASU
2019-10
to amend the effective date for ASU
2016-13
to be fiscal years beginning after December 15, 2022 and interim periods therein. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.